INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, syndicated loan (Details)	6 Months Ended
	Jun. 30, 2017 USD ($) multiple installment	Apr. 25, 2017 USD ($)	Mar. 15, 2017 USD ($)
Tranche A
Borrowings:
Notional amount | $			$ 22,000,000
Tranche B
Borrowings:
Notional amount | $		$ 23,000,000
Bank borrowings
Borrowings:
Notional amount | $	$ 45,000,000
Number of installments | installment	13
Interest rate (as a percent)	6.50%
Net debt to EBITA ratio	3
Bank borrowings | Year 2017
Borrowings:
EBITDA to interest ratio	1.2
Liabilities to assets ratio	0.85
Bank borrowings | Year 2018
Borrowings:
EBITDA to interest ratio	1.5
Liabilities to assets ratio	0.825
Bank borrowings | Year 2019
Borrowings:
EBITDA to interest ratio	2
Liabilities to assets ratio	0.8
Bank borrowings | Year 2020
Borrowings:
EBITDA to interest ratio	2
Liabilities to assets ratio	0.8